SUBSEQUENT EVENTS (Details) - Subsequent Event - shares	Apr. 29, 2023	Apr. 28, 2023
Subsequent Event [Line Items]
Increase in number of shares available for grant	300,000,000
Shares available for grant	550,000,000	250,000,000